SCHEDULE OF INPUTS OF RIGHT OF USE ASSET AND LIABILITY (Details)	Oct. 31, 2025	Jan. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Remaining lease term (in years)	3 months	3 months
Discount rate	12.00%	12.00%